PRINCIPAL ACCOUNTING POLICIES - Accrued liability for customer reward program and Revenue recognition (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
PRINCIPAL ACCOUNTING POLICIES
Accrued liability for customer reward program		$ 69	¥ 478	¥ 528
Customer reward program expenses recognized	¥ 100